Capital stock (Details 1)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Statement [Line Items]
Balance, beginning of year	638,400
Balance, end of year		638,400
Number of Common Shares
Statement [Line Items]
Balance, beginning of year	638,400	807,150	1,326,958
Granted	1,205,000	20,000	90,000
Exercised	(185,000)
Forfeited, cancelled or expired	(180,700)	(188,750)	(609,808)
Balance, end of year	1,477,700	638,400	807,150
Options exercisable, end of period	332,700	602,400	706,750
Weighted average exercise price, beginning of year	$ 3.05	$ 3.73	$ 3.67
Weighted average exercise price, Granted	1.25	1.20	1.10
Weighted average exercise price, Exercised	0.30
Weighted average exercise price, Forfeited, cancelled or expired	(4.76)	(5.77)	(2.99)
Weighted average exercise price, end of period	1.72	3.05	3.73
Weighted average exercise price, exercisable	$ 3.32	$ 2.93	$ 3.49